Impact of Change in Accounting Policies - Additional Information (Details) $ in Millions	Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Commission costs	$ 12.0
Deferred tax asset, cumulative impact of non-tax adjustments from adoption of ASC 606	$ 6.9